Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Table
The following table sets forth additional compensation information for our principal executive officer (“PEO”), Mr. Kramer, and our NEOs other than Mr. Kramer
(“Non-PEO
NEOs”), calculated in accordance with applicable SEC rules, for fiscal years 2025, 2024, 2023, 2022 and 2021.

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs($) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2)(3)	Value of Initial Fixed $100 Investment Based on:
					Total Shareholder Return (BFAM) (4)	Peer Group Total Shareholder Return (Russell Midcap Growth Index) (4)	Net Income ($) (5)	Adjusted EBITDA ($) (6)
							(in thousands)
2025 (*)	5,303,738	4,174,363	1,906,755	1,587,056	$58.58	$137.95	193,116	487,442
2024 (*)	5,154,263	6,639,460	1,833,876	2,236,059	$64.05	$126.96	140,191	409,286
2023 (*)	4,927,814	8,111,323	1,706,797	2,796,763	$54.46	$103.97	74,223	352,117
2022 (*)	3,258,891	(3,276,385)	1,437,903	(519,387)	$36.47	$82.61	80,641	316,994
2021	4,237,306	(70,237)	1,507,741	88,941	$72.76	$112.73	70,459	272,068

(*)
Amounts reported for Ms. Marshall are converted from British pounds to U.S. dollars using the following average exchange rates: 1.3181 U.S. dollars per 1.00 British pound for 2025; 1.2779 U.S. dollars per 1.00 British pound for 2024; 1.2434 U.S. dollars per 1.00 British pound for 2023; and 1.2374 U.S. dollars per 1.00 British pound for 2022.

(1)
Reflects the total compensation reported for our PEO, Mr. Kramer, in the “Summary Compensation Table” for each fiscal year presented. Mr. Kramer served as PEO for each of the covered fiscal years presented.

(2)
See below for calculation of “compensation actually paid” or “CAP” to the PEO and
Non-PEO
NEOs. The dollar amounts reported represent the amount of CAP as computed in accordance with applicable SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our PEO or
Non-PEO
NEOs during the covered fiscal year, but reflect (i) the fair value as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year, (ii) the change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that were outstanding and unvested at the end of the covered fiscal year, and (iii) the change in fair value as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year.

(3)
Reflects the average total compensation reported for our
Non-PEO
NEOs in the “Summary Compensation Table” for each fiscal year presented. The other NEOs reflected in the columns above represent compensation for the following individuals for each of the years shown:

• 2025 - Mandy Berman, Elizabeth Boland, Mary Lou Burke Afonso and Rosamund Marshall.
• 2024 - Mandy Berman, Elizabeth Boland, Mary Lou Burke Afonso and Rosamund Marshall.
• 2023 - Mandy Berman, Elizabeth Boland, Mary Lou Burke Afonso and Rosamund Marshall.
• 2022 - Elizabeth Boland, Mary Lou Burke Afonso, John Casagrande and Rosamund Marshall.
• 2021 - Maribeth Bearfield, Elizabeth Boland, Mary Lou Burke Afonso and John Casagrande.
(4)
Reflects cumulative total shareholder return if $100 was invested as of December 31, 2020. Reflects the total shareholder return of the Russell Midcap Growth Index, as of December 31, 2025, 2024, 2023, 2022 and 2021, respectively, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated. The constituent companies of the Russell Midcap Growth Index are attached to this Proxy Statement on
Appendix A
. The Russell Midcap Growth Index is the index used by the Company for purposes of Item 201(e) of Regulation
S-K
under the Exchange Act in the Company’s 2025 Annual Report. The Company selected the Russell Midcap Growth Index as a comparable as there is a lack of public company comparables in our industry, with most of our peers operating as private companies or divisions of larger diversified companies, and there are no widely recognized published industry indices. We determined that an equity index for companies with similar market capitalization and growth objectives would provide for an appropriate peer group, and we believe the Russell Midcap Growth Index provides the best means of comparison to the Company. The Russell Midcap Growth Index is a subset of the Russell 1000 Index and is composed of select companies from the 800 smallest companies of the Russell 1000 Index (Russell Midcap Index) that display higher price-to-book
ratios and higher forecasted growth values.
Source: Zacks Investment Research, Inc. Used with permission. All rights reserved. Copyright 1980-2026.

(5)
Reflects “Net Income” as reported in the Company’s
Consolidated
Statement of Income included in the Company’s Annual Reports on
Form 10-K
for each of the years ended December 31, 2025, 2024, 2023, 2022 and 2021.

(6)
The Company-Selected Measure is Adjusted EBITDA, which is further described under “Pay versus Performance: Most Important Measures” below. Adjusted EBITDA is a financial measure not calculated in accordance with GAAP, which is commonly referred to as a
“non-GAAP
measure.” For 2025, Adjusted EBITDA represents EBITDA (which is net income, as determined in accordance with GAAP, before interest expense, income tax expense, depreciation and amortization) adjusted to exclude the impact of stock-based compensation expense and non-recurring
costs, such as impairment and net lease termination costs, debt refinance costs and, at times, other non-recurring
costs, such as transaction costs. Please see “Item 7. Management’s Discussion and Analysis of Financial
Condition—Non-GAAP
Financial Measures and Reconciliation” in our Annual Reports on Form
10-K
for 2025, 2024, 2023, 2022 and 2021 for additional information on Adjusted EBITDA and a reconciliation of this non-GAAP
financial measure to its respective measure determined under GAAP.

To calculate the amounts in the “Compensation Actually Paid to PEO” column in the table above, the following amounts were deducted from or added to (as applicable) our PEO’s “Total” compensation as reported in the “Summary Compensation Table” for each covered fiscal year:

Year	Summary Compensation Table Total for PEO ($) (1)	Summary Compensation Table Reported Value of Equity Awards for PEO ($) (2)(3)	Fair Value of Equity Awards Granted in the Covered Year ($) (3)(4)(5)	Change in Fair Value of Unvested Equity Awards Granted in Prior Years ($) (5)	Change in Fair Value of Equity Awards from Prior Years that Vested in Covered Year ($) (5)	Compensation Actually Paid to PEO ($)
2025	5,303,738	(3,500,167)	2,455,713	(825,234)	740,313	4,174,363
2024	5,154,263	(3,500,011)	3,189,588	1,162,781	632,839	6,639,460
2023	4,927,814	(3,499,984)	4,237,093	2,035,472	410,928	8,111,323
2022	3,258,891	(2,300,203)	179,157	(4,458,298)	44,068	(3,276,385)
2021	4,237,306	(3,009,591)	1,736,085	(3,033,614)	(422)	(70,237)

(1)	Reflects the total compensation reported for our PEO, Mr. Kramer, in the “Summary Compensation Table” for each of the years presented.
(2)	Represents the grant date fair value of the equity awards to our PEO as reported in the “Stock Awards” and “Option Awards” columns in the “Summary Compensation Table” for each of the years presented.
(3)
Equity values are calculated in accordance with FASB ASC Topic 718. For 2022 and 2021, the amounts included related to purchased restricted stock awards represent the grant date fair value or measurement date fair value as of the end of the covered fiscal year, as applicable, of all purchased restricted stock awards granted less the 50% purchase price paid by Mr. Kramer for such awards. There were no purchased restricted stock awards granted in 2025, 2024 or 2023. The following amounts were paid in cash on the grant date by Mr. Kramer upon each award of purchased restricted stock and are excluded from the respective columns consistent with the determination of fair value in accordance with FASB ASC Topic 718:

Year	Purchase Price Paid by PEO ($)	Shares of Restricted Stock (#)
2025	—	—
2024	—	—
2023	—	—
2022	1,210,814	18,800
2021	3,009,591	37,700

(4)	Represents the year-end fair value for equity awards to our PEO. No awards vested in the year they were granted.
(5)
Stock option fair values are calculated based on the Black-Scholes option pricing model. The stock option fair values, purchased restricted stock fair values, the PRSU fair values and the RSU fair values are calculated using the stock price as of the applicable measurement date. The change in fair value is calculated using the fair value as of the prior year-end
and as of each measurement date in the applicable covered year. The application of the underlying assumptions used in calculating the fair value of the stock option awards did not differ in any material respect from that used to calculate the grant date fair value of the awards as reported in the “Summary Compensation Table” for the applicable year.

To calculate the amounts in the “Average Compensation Actually Paid to
Non-PEO
NEOs” column in the table above, the following amounts were deducted from or added to (as applicable) the average of the “Total” compensation of our other NEOs as reported in the “Summary Compensation Table” for each applicable year:

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)	Average Summary Compensation Table Reported Value of Equity Awards for Non-PEO NEOs ($) (2)(3)	Average Fair Value of Equity Awards Granted in the Covered Year ($) (3)(4)(5)	Average Change in Fair Value of Unvested Equity Awards Granted in Prior Years ($) (5)	Average Change in Fair Value of Equity Awards from Prior Years that Vested in Covered Year ($) (5)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025 (*)	1,906,755	(1,012,539)	710,399	(257,831)	240,273	1,587,056
2024 (*)	1,833,876	(1,012,522)	922,723	349,357	142,625	2,236,059
2023 (*)	1,706,797	(1,012,473)	1,225,704	701,876	174,859	2,796,763
2022 (*)	1,437,903	(913,202)	180,437	(1,242,662)	18,136	(519,387)
2021	1,507,741	(956,084)	683,432	(1,055,642)	(90,506)	88,941

(*)
Amounts reported for Ms. Marshall are converted from British pounds to U.S. dollars using the following average exchange rates: 1.3181 U.S. dollars per 1.00 British pound for 2025; 1.2779 U.S. dollars per 1.00 British pound for 2024; 1.2434 U.S. dollars per 1.00 British pound for 2023; and 1.2374 U.S. dollars per 1.00 British pound for 2022.

(1)	Reflects the average total compensation reported for our Non-PEO NEOs in the “Summary Compensation Table” for each of the years presented.
(2)
Represents the average of the grant date fair value of the equity awards to our
Non-PEO
NEOs as reported in the “Stock Awards” and “Option Awards” columns in the “Summary Compensation Table” for each of the years presented.

(3)
Equity values are calculated in accordance with FASB ASC Topic 718. For 2022 and 2021, the amounts included related to purchased restricted stock awards represent the average grant date fair value or measurement date fair value as of the end of the covered fiscal year, as applicable, of all purchased restricted stock awards granted to our
Non-PEO
NEOs less the 50% purchase price paid by each for such awards. There were no purchased restricted stock awards granted in 2025, 2024 or 2023. The following amounts were the total paid in cash on the grant date by our
Non-PEO
NEOs upon each award of purchased restricted stock and are excluded from the respective columns consistent with the determination of fair value in accordance with FASB ASC Topic 718:

Year	Total Purchase Price Paid by Non-PEO NEOs ($)	Total Shares of Restricted Stock (#)
2025	—	—
2024	—	—
2023	—	—
2022	981,210	15,235
2021	2,196,922	27,520

(4)	Represents the average year-end fair value for equity awards to our Non-PEO NEOs. No awards vested in the year they were granted.
(5)
Stock option fair values are calculated based on the Black-Scholes option pricing model. The stock option fair values, the purchased restricted stock fair values, the PRSU fair values and the RSU fair values are calculated using the stock price as of the applicable measurement date. The change in fair value is calculated using the fair value as of the prior year-end
and as of each measurement date in the applicable covered year. The application of the underlying assumptions used in calculating the fair value of the stock option awards did not differ in any material respect from that used to calculate the grant date fair value of the awards as reported in the “Summary Compensation Table” for the applicable year.

Relationship between Pay and Performance
Below are graphs showing the relationship between “compensation actually paid” or “CAP” to our PEO and CAP to our
Non-PEO
NEOs in 2021, 2022, 2023, 2024 and 2025 and to (1) Total Shareholder Return of both the Company and the Russell Midcap Growth Index, (2) the Company’s Net Income, and (3) the Company’s Adjusted EBITDA. CAP, as calculated in accordance with applicable SEC rules, reflects adjusted values for unvested and vested equity awards for the years shown in the table based on year-end
or vest date stock prices, as applicable, and various accounting valuation assumptions. CAP also fluctuates due to changes in the price of the Company’s common stock. Accordingly, CAP does not reflect actual amounts paid. For a discussion of how our Compensation Committee assessed the Company’s performance and our NEOs’ pay each year, see the “Compensation Discussion and Analysis” in this Proxy Statement and in the Proxy Statements for 2021 through 2025.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(3)
Reflects the average total compensation reported for our
Non-PEO
NEOs in the “Summary Compensation Table” for each fiscal year presented. The other NEOs reflected in the columns above represent compensation for the following individuals for each of the years shown:

• 2025 - Mandy Berman, Elizabeth Boland, Mary Lou Burke Afonso and Rosamund Marshall.
• 2024 - Mandy Berman, Elizabeth Boland, Mary Lou Burke Afonso and Rosamund Marshall.
• 2023 - Mandy Berman, Elizabeth Boland, Mary Lou Burke Afonso and Rosamund Marshall.
• 2022 - Elizabeth Boland, Mary Lou Burke Afonso, John Casagrande and Rosamund Marshall.
• 2021 - Maribeth Bearfield, Elizabeth Boland, Mary Lou Burke Afonso and John Casagrande.

Peer Group Issuers, Footnote
(4)
Reflects cumulative total shareholder return if $100 was invested as of December 31, 2020. Reflects the total shareholder return of the Russell Midcap Growth Index, as of December 31, 2025, 2024, 2023, 2022 and 2021, respectively, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated. The constituent companies of the Russell Midcap Growth Index are attached to this Proxy Statement on
Appendix A
. The Russell Midcap Growth Index is the index used by the Company for purposes of Item 201(e) of Regulation
S-K
under the Exchange Act in the Company’s 2025 Annual Report. The Company selected the Russell Midcap Growth Index as a comparable as there is a lack of public company comparables in our industry, with most of our peers operating as private companies or divisions of larger diversified companies, and there are no widely recognized published industry indices. We determined that an equity index for companies with similar market capitalization and growth objectives would provide for an appropriate peer group, and we believe the Russell Midcap Growth Index provides the best means of comparison to the Company. The Russell Midcap Growth Index is a subset of the Russell 1000 Index and is composed of select companies from the 800 smallest companies of the Russell 1000 Index (Russell Midcap Index) that display higher price-to-book
ratios and higher forecasted growth values.
Source: Zacks Investment Research, Inc. Used with permission. All rights reserved. Copyright 1980-2026.

PEO Total Compensation Amount	$ 5,303,738	$ 5,154,263	$ 4,927,814	$ 3,258,891	$ 4,237,306
PEO Actually Paid Compensation Amount	$ 4,174,363	6,639,460	8,111,323	(3,276,385)	(70,237)
Adjustment To PEO Compensation, Footnote
To calculate the amounts in the “Compensation Actually Paid to PEO” column in the table above, the following amounts were deducted from or added to (as applicable) our PEO’s “Total” compensation as reported in the “Summary Compensation Table” for each covered fiscal year:

Year	Summary Compensation Table Total for PEO ($) (1)	Summary Compensation Table Reported Value of Equity Awards for PEO ($) (2)(3)	Fair Value of Equity Awards Granted in the Covered Year ($) (3)(4)(5)	Change in Fair Value of Unvested Equity Awards Granted in Prior Years ($) (5)	Change in Fair Value of Equity Awards from Prior Years that Vested in Covered Year ($) (5)	Compensation Actually Paid to PEO ($)
2025	5,303,738	(3,500,167)	2,455,713	(825,234)	740,313	4,174,363
2024	5,154,263	(3,500,011)	3,189,588	1,162,781	632,839	6,639,460
2023	4,927,814	(3,499,984)	4,237,093	2,035,472	410,928	8,111,323
2022	3,258,891	(2,300,203)	179,157	(4,458,298)	44,068	(3,276,385)
2021	4,237,306	(3,009,591)	1,736,085	(3,033,614)	(422)	(70,237)

(1)	Reflects the total compensation reported for our PEO, Mr. Kramer, in the “Summary Compensation Table” for each of the years presented.
(2)	Represents the grant date fair value of the equity awards to our PEO as reported in the “Stock Awards” and “Option Awards” columns in the “Summary Compensation Table” for each of the years presented.
(3)
Equity values are calculated in accordance with FASB ASC Topic 718. For 2022 and 2021, the amounts included related to purchased restricted stock awards represent the grant date fair value or measurement date fair value as of the end of the covered fiscal year, as applicable, of all purchased restricted stock awards granted less the 50% purchase price paid by Mr. Kramer for such awards. There were no purchased restricted stock awards granted in 2025, 2024 or 2023. The following amounts were paid in cash on the grant date by Mr. Kramer upon each award of purchased restricted stock and are excluded from the respective columns consistent with the determination of fair value in accordance with FASB ASC Topic 718:

Year	Purchase Price Paid by PEO ($)	Shares of Restricted Stock (#)
2025	—	—
2024	—	—
2023	—	—
2022	1,210,814	18,800
2021	3,009,591	37,700

(4)	Represents the year-end fair value for equity awards to our PEO. No awards vested in the year they were granted.
(5)
Stock option fair values are calculated based on the Black-Scholes option pricing model. The stock option fair values, purchased restricted stock fair values, the PRSU fair values and the RSU fair values are calculated using the stock price as of the applicable measurement date. The change in fair value is calculated using the fair value as of the prior year-end
and as of each measurement date in the applicable covered year. The application of the underlying assumptions used in calculating the fair value of the stock option awards did not differ in any material respect from that used to calculate the grant date fair value of the awards as reported in the “Summary Compensation Table” for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 1,906,755	1,833,876	1,706,797	1,437,903	1,507,741
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,587,056	2,236,059	2,796,763	(519,387)	88,941
Adjustment to Non-PEO NEO Compensation Footnote
To calculate the amounts in the “Average Compensation Actually Paid to
Non-PEO
NEOs” column in the table above, the following amounts were deducted from or added to (as applicable) the average of the “Total” compensation of our other NEOs as reported in the “Summary Compensation Table” for each applicable year:

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)	Average Summary Compensation Table Reported Value of Equity Awards for Non-PEO NEOs ($) (2)(3)	Average Fair Value of Equity Awards Granted in the Covered Year ($) (3)(4)(5)	Average Change in Fair Value of Unvested Equity Awards Granted in Prior Years ($) (5)	Average Change in Fair Value of Equity Awards from Prior Years that Vested in Covered Year ($) (5)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025 (*)	1,906,755	(1,012,539)	710,399	(257,831)	240,273	1,587,056
2024 (*)	1,833,876	(1,012,522)	922,723	349,357	142,625	2,236,059
2023 (*)	1,706,797	(1,012,473)	1,225,704	701,876	174,859	2,796,763
2022 (*)	1,437,903	(913,202)	180,437	(1,242,662)	18,136	(519,387)
2021	1,507,741	(956,084)	683,432	(1,055,642)	(90,506)	88,941

(*)
Amounts reported for Ms. Marshall are converted from British pounds to U.S. dollars using the following average exchange rates: 1.3181 U.S. dollars per 1.00 British pound for 2025; 1.2779 U.S. dollars per 1.00 British pound for 2024; 1.2434 U.S. dollars per 1.00 British pound for 2023; and 1.2374 U.S. dollars per 1.00 British pound for 2022.

(1)	Reflects the average total compensation reported for our Non-PEO NEOs in the “Summary Compensation Table” for each of the years presented.
(2)
Represents the average of the grant date fair value of the equity awards to our
Non-PEO
NEOs as reported in the “Stock Awards” and “Option Awards” columns in the “Summary Compensation Table” for each of the years presented.

(3)
Equity values are calculated in accordance with FASB ASC Topic 718. For 2022 and 2021, the amounts included related to purchased restricted stock awards represent the average grant date fair value or measurement date fair value as of the end of the covered fiscal year, as applicable, of all purchased restricted stock awards granted to our
Non-PEO
NEOs less the 50% purchase price paid by each for such awards. There were no purchased restricted stock awards granted in 2025, 2024 or 2023. The following amounts were the total paid in cash on the grant date by our
Non-PEO
NEOs upon each award of purchased restricted stock and are excluded from the respective columns consistent with the determination of fair value in accordance with FASB ASC Topic 718:

Year	Total Purchase Price Paid by Non-PEO NEOs ($)	Total Shares of Restricted Stock (#)
2025	—	—
2024	—	—
2023	—	—
2022	981,210	15,235
2021	2,196,922	27,520

(4)	Represents the average year-end fair value for equity awards to our Non-PEO NEOs. No awards vested in the year they were granted.
(5)
Stock option fair values are calculated based on the Black-Scholes option pricing model. The stock option fair values, the purchased restricted stock fair values, the PRSU fair values and the RSU fair values are calculated using the stock price as of the applicable measurement date. The change in fair value is calculated using the fair value as of the prior year-end
and as of each measurement date in the applicable covered year. The application of the underlying assumptions used in calculating the fair value of the stock option awards did not differ in any material respect from that used to calculate the grant date fair value of the awards as reported in the “Summary Compensation Table” for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return
Relationship between Pay and Total Shareholder Return.
While the Company does not utilize total shareholder return as a metric in any of its compensation programs, the below graph demonstrates the relationship between CAP and the total shareholder return of both the Company and the Russell Midcap Growth Index. Given the emphasis in our executive compensation program on long-term equity incentive awards, which value is tied to our stock price, we believe that the CAP values are closely aligned with our stock price performance from 2021 and 2022, reflects the increase in our stock price for 2023 and 2024, and aligns with the decrease our stock price in 2025. For each year shown in the graph below, more than half of the target compensation of our NEOs is in the form of long-term equity incentive awards, as described in the “Compensation Disclosure and Analysis” section of this Proxy Statement.

Compensation Actually Paid vs. Net Income
Relationship between Pay and Net Income.
While the Company does not utilize Net Income as a metric in any of its compensation programs, the below graph demonstrates the relationship between CAP and the Company’s Net Income. The improvement in our Net Income from 2021 through 2023 does not directly align with our CAP outcomes as the stock price impact on CAP may or may not correlate to Net Income. Net Income and CAP tracked closely in 2024, but in 2025, Net Income increased while CAP decreased due to a decrease in stock price impacting the value of certain long-term incentive awards. In 2021 and 2022, the de minimis or negative CAP for both the PEO and our
Non-PEO
NEOs was primarily due to the decline in the price of the Company’s common stock and the mix of compensation comprised of long-term incentive awards.

Compensation Actually Paid vs. Company Selected Measure
Relationship between Pay and Adjusted EBITDA.
The below graph demonstrates the relationship between CAP and the Company’s Adjusted EBITDA. The Company has selected Adjusted EBITDA as its Company-Selected Measure. The Company uses Adjusted EBITDA as one corporate performance measure for its annual cash bonus program and, starting in 2023, the vesting of PRSUs is tied to a three-year average of Adjusted EBITDA annual growth. As a result, the improvement in our Adjusted EBITDA in 2023 and in 2024 generally aligns with our CAP outcomes. However, our year-over-year CAP outcomes do not always align directionally with the year-over-year Adjusted EBITDA outcomes as more than half of the target compensation of our NEOs is in the form of long-term equity incentives awards and are directly tied to our stock price. In 2021 and 2022, the de minimis or negative CAP for both the PEO and our
Non-PEO
NEOs was primarily due to the decline in the price of the Company’s common stock. In 2025, the CAP for both the PEO and our
Non-PEO
NEOs decreased due in part to a decrease in stock price impacting the value of certain long-term equity incentive awards, while the Company’s Adjusted EBITDA increased over the same period.

Total Shareholder Return Vs Peer Group
Relationship between Pay and Total Shareholder Return.
While the Company does not utilize total shareholder return as a metric in any of its compensation programs, the below graph demonstrates the relationship between CAP and the total shareholder return of both the Company and the Russell Midcap Growth Index. Given the emphasis in our executive compensation program on long-term equity incentive awards, which value is tied to our stock price, we believe that the CAP values are closely aligned with our stock price performance from 2021 and 2022, reflects the increase in our stock price for 2023 and 2024, and aligns with the decrease our stock price in 2025. For each year shown in the graph below, more than half of the target compensation of our NEOs is in the form of long-term equity incentive awards, as described in the “Compensation Disclosure and Analysis” section of this Proxy Statement.

Tabular List, Table
Pay versus Performance: Most Important Measures
The following table identifies the three most important financial performance measures to link the CAP to our PEO and
Non-PEO
NEOs in 2025, calculated in accordance with applicable SEC regulations, to Company performance. The measures most important in determining pay during 2025 were those most heavily weighted in our annual bonus programs.

Measure	Nature	Explanation
Adjusted EBITDA (*)	Financial Measure
A
non-GAAP
financial measure that consists of adjusted earnings before interest, taxes, depreciation and amortization and other non-recurring
items reflects the Company’s cash flow generation on a consistent basis and is a strong overall indicator of the Company’s operational performance.

Adjusted EPS (*)	Financial Measure
A
non-GAAP
financial measure that consists of diluted adjusted earnings per common share reflects the Company’s overall operating and financial achievements adjusted for the impact of certain non-cash
charges and
non-recurring
transactions.

Revenue Growth	Financial Measure	A financial measure that consists of our revenue growth year over year.

(*)
For 2025, Adjusted EBITDA represents EBITDA (which is net income, as determined in accordance with GAAP, before interest expense, income tax expense, depreciation and amortization) adjusted to exclude the impact of stock-based compensation expense and non-recurring
costs, such as impairment and net lease termination costs, debt refinance costs, and at times, other non-recurring
costs, such as transaction costs. We calculate Adjusted EPS based on adjusted net income, which represents net income determined in accordance with GAAP, adjusted to exclude the impact of stock-based compensation expense, amortization, and non-recurring
costs, such as impairment and net lease termination costs, debt refinance costs, interest incurred related to a pre-acquisition
obligation, and the income tax provision (benefit) thereon, and at times, other non-recurring
costs, such as transaction costs, divided by the diluted weighted average number of our common shares. Please see “Item 7. Management’s Discussion and Analysis of Financial
Condition—Non-GAAP
Financial Measures and Reconciliation” in our 2025 Annual Report for additional information on Adjusted EBITDA and Adjusted EPS (diluted adjusted earnings per common share) and a reconciliation of these non-GAAP
financial measures to their respective measures determined under GAAP.

Total Shareholder Return Amount	$ 58.58	64.05	54.46	36.47	72.76
Peer Group Total Shareholder Return Amount	137.95	126.96	103.97	82.61	112.73
Net Income (Loss)	$ 193,116,000	$ 140,191,000	$ 74,223,000	$ 80,641,000	$ 70,459,000
Company Selected Measure Amount	487,442,000	409,286,000	352,117,000	316,994,000	272,068,000
PEO Name	Mr. Kramer
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(6)
The Company-Selected Measure is Adjusted EBITDA, which is further described under “Pay versus Performance: Most Important Measures” below. Adjusted EBITDA is a financial measure not calculated in accordance with GAAP, which is commonly referred to as a
“non-GAAP
measure.” For 2025, Adjusted EBITDA represents EBITDA (which is net income, as determined in accordance with GAAP, before interest expense, income tax expense, depreciation and amortization) adjusted to exclude the impact of stock-based compensation expense and non-recurring
costs, such as impairment and net lease termination costs, debt refinance costs and, at times, other non-recurring
costs, such as transaction costs. Please see “Item 7. Management’s Discussion and Analysis of Financial
Condition—Non-GAAP
Financial Measures and Reconciliation” in our Annual Reports on Form
10-K
for 2025, 2024, 2023, 2022 and 2021 for additional information on Adjusted EBITDA and a reconciliation of this non-GAAP
financial measure to its respective measure determined under GAAP.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue Growth
PEO
Pay vs Performance Disclosure
Purchase Price	$ 0	$ 0	$ 0	$ 1,210,814	$ 3,009,591
Shares of Restricted Stock	0	0	0	18,800	37,700
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,500,167)	$ (3,500,011)	$ (3,499,984)	$ (2,300,203)	$ (3,009,591)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(825,234)	1,162,781	2,035,472	(4,458,298)	(3,033,614)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,455,713	3,189,588	4,237,093	179,157	1,736,085
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	740,313	632,839	410,928	44,068	(422)
Non-PEO NEO
Pay vs Performance Disclosure
Purchase Price	$ 0	$ 0	$ 0	$ 981,210	$ 2,196,922
Shares of Restricted Stock	0	0	0	15,235	27,520
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,012,539)	$ (1,012,522)	$ (1,012,473)	$ (913,202)	$ (956,084)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(257,831)	349,357	701,876	(1,242,662)	(1,055,642)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	710,399	922,723	1,225,704	180,437	683,432
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 240,273	$ 142,625	$ 174,859	$ 18,136	$ (90,506)